RELATED PARTY BALANCES AND TRANSACTIONS - Services provided to the related parties (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2023 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
RELATED PARTY BALANCES AND TRANSACTIONS
Total net revenue		¥ 17,165,656	$ 2,351,685	¥ 16,290,027	¥ 16,553,930
Interest income, net		237,015	$ 32,471	217,307	182,301
Goodwill		42,414		41,210		$ 5,811
Yujie
RELATED PARTY BALANCES AND TRANSACTIONS
Equity interest acquired	100.00%
Total consideration	¥ 0
Wealth management business
RELATED PARTY BALANCES AND TRANSACTIONS
Total consideration				81,780
Goodwill	¥ 41,210
Related parties
RELATED PARTY BALANCES AND TRANSACTIONS
Total net revenue		61,548		301,768	1,199,238
Kincheng Bank
RELATED PARTY BALANCES AND TRANSACTIONS
Bank deposit		3,000,485		3,006,400
Interest income, net		119,341		145,731
Interest receivables		2,721		15,265
Kincheng Bank | Referral service fee | Related parties
RELATED PARTY BALANCES AND TRANSACTIONS
Total net revenue		1,973		8,601	109,469
Kincheng Bank | Loan facilitation service | Related parties
RELATED PARTY BALANCES AND TRANSACTIONS
Total net revenue		1,074		65,903	382,496
Kincheng Bank | Post-facilitation services | Related parties
RELATED PARTY BALANCES AND TRANSACTIONS
Total net revenue		25,042		139,213	434,886
Kincheng Bank | Revenue from releasing of guarantee liabilities | Related parties
RELATED PARTY BALANCES AND TRANSACTIONS
Total net revenue		15,544		42,499	8,843
Jinshang | Loan facilitation service | Related parties
RELATED PARTY BALANCES AND TRANSACTIONS
Total net revenue					137,118
Jinshang | Post-facilitation services | Related parties
RELATED PARTY BALANCES AND TRANSACTIONS
Total net revenue					67,936
Others | Related parties
RELATED PARTY BALANCES AND TRANSACTIONS
Total net revenue		¥ 17,915		¥ 45,552	¥ 58,490